Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company’s income (loss) before income tax for the years ended December 31, 2014, 2013 and 2012 was generated in the following jurisdictions:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Income before tax—Bermuda	$496,840	$601,583	$369,675
Income before tax—United Kingdom	10,824	4,668	10,277
(Loss) income before tax—United States	(11,752)	(464)	3,075
Income (loss) before tax—Switzerland	9,941	(225)	(3,381)
Income before tax—Canada	2,773	57	391
Income (loss) before tax—Other	29,076	(8,401)	2,502
Income before tax—Total	$537,702	$597,218	$382,539

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) is comprised of current and deferred tax. Income tax expense (benefit) is as follows:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Current income tax expense (benefit)
U.S.	$21,257	$—	$(54)
Non-U.S.	26,179	1,781	1,382
Total current income tax expense	$47,436	$1,781	$1,328

Deferred income tax (benefit) expense
U.S.	$(24,998)	$880	$134
Non-U.S.	(22,283)	(2,278)	1,039
Total deferred income tax (benefit) expense	$(47,281)	$(1,398)	$1,173

Total income tax expense (benefit)
U.S.	$(3,741)	$880	$80
Non-U.S.	3,896	(497)	2,421
Total income tax expense	$155	$383	$2,501

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The table below is a reconciliation of the actual income tax expense for the years ended December 31, 2014, 2013 and 2012 to the amount computed by applying the effective tax rate of 0% under Bermuda law to income before taxes:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Expected tax expense at Bermuda statutory rate of 0%	$—	$—	$—
Foreign tax rate differential	7,993	(2,399)	4,882
Change in valuation allowance	(7,284)	4,967	—
Tax exempt income and expenses not deductible	(6,055)	(263)	—
Share compensation tax windfall	3,513	—	—
Impact of enacted changes in tax rates	250	(407)	(1,611)
Prior years tax adjustments	666	(461)	(770)
Other	1,072	(1,054)	—
Actual income tax expense	$155	$383	$2,501

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets and liabilities at December 31, 2014 and 2013 were as follows:

	Years Ended
	December 31, 2014	December 31, 2013
Deferred tax asset
Tax losses carried forward	$158,789	$185,955
Deferred compensation	5,527	6,119
Tax credits carried forward	4,016	—
Discounting of loss reserves	13,721	—
Risk premium reserve	3,842	—
Unearned premiums reserve	8,505	—
Pension	5,864	—
Other	6,023	128
Deferred tax asset, gross of valuation allowance	206,287	192,202
Valuation allowance	158,099	177,656
Net deferred tax asset	$48,188	$14,546

Deferred tax liability
Lloyd's underwriting profit taxable in future periods	$636	$28,945
Deferred acquisition costs	3,348	—
Intangibles	8,638	—
Unrealized appreciation on investments	9,101	—
Properties and fixed assets	4,993	3,179
Other	3,192	1,508
Deferred tax liability	29,908	33,632
Net deferred tax asset (liability)	$18,280	$(19,086)

Schedule of Net Operating Loss and Capital Loss Carryforwards [Table Text Block]
As of December 31, 2014, the Company had net operating and capital loss carry forwards inclusive of cumulative currency translation adjustments as follows:

Tax Jurisdiction	Losses carried forward	Tax effect	Expiration
United Kingdom	547	118	None
United States	6,634	2,322	2029 - 2033
Switzerland	267,420	56,426	2018 - 2020
Luxembourg	340,245	99,352	None
Singapore	5,723	572	None